Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 55,170,904	$ 44,470,750
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	25,774,814	17,762,024
Acquisitions made through business combination	41,786,161
Increase (decrease) from exchange differences, net	6,914,203	(115)
Intangible Assets, Amortization and Impairment	(12,215,408)	(6,811,041)
Increases (decreases) from transfers and other changes		(250,714)
Increases (decreases) from transfers		(250,714)
Total changes in identifiable intangible assets	60,201,489	10,700,154
Disposals and removals from service	(509,981)
Removals from service	(509,981)
Argentina Hyperinflation Effect	180
Increase (decrease)	(1,548,480)
Ending balance	115,372,393	55,170,904
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	12,608,950	12,564,076
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	2,721	295,588
Increase (decrease) from exchange differences, net	769,421
Intangible Assets, Amortization and Impairment	(347,397)
Increases (decreases) from transfers and other changes	5,213,240	(250,714)
Increases (decreases) from transfers	5,213,240	(250,714)
Total changes in identifiable intangible assets	5,128,004	44,874
Disposals and removals from service	(509,981)
Removals from service	(509,981)
Ending balance	17,736,954	12,608,950
Service concession rights [member]
Changes in identifiable intangible assets
Acquisitions made through business combination	30,077,961
Increase (decrease) from exchange differences, net	2,033,761
Intangible Assets, Amortization and Impairment	(4,109,453)
Increases (decreases) from transfers and other changes	2,048,391
Increases (decreases) from transfers	2,048,391
Total changes in identifiable intangible assets	25,953,878
Ending balance	25,953,878
Patents, Registered trademarks and Other Rights
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	12,484
Intangible Assets, Amortization and Impairment	(5,090)
Total changes in identifiable intangible assets	7,394
Ending balance	7,394
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	38,254,793	27,591,694
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	25,759,609	17,466,436
Acquisitions made through business combination	2,113,933
Increase (decrease) from exchange differences, net	4,111,021
Intangible Assets, Amortization and Impairment	(7,750,745)	(6,803,337)
Increases (decreases) from transfers and other changes	(866,790)
Increases (decreases) from transfers	(866,790)
Total changes in identifiable intangible assets	21,812,842	10,663,099
Argentina Hyperinflation Effect	180
Increase (decrease)	(1,554,366)
Ending balance	60,067,635	38,254,793
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,307,161	4,314,980
Changes in identifiable intangible assets
Acquisitions made through business combination	9,594,267
Increase (decrease) from exchange differences, net		(115)
Intangible Assets, Amortization and Impairment	(2,723)	(7,704)
Increases (decreases) from transfers and other changes	(2,298,059)
Increases (decreases) from transfers	(2,298,059)
Total changes in identifiable intangible assets	7,299,371	(7,819)
Increase (decrease)	5,886
Ending balance	$ 11,606,532	$ 4,307,161